RELATED PARTY TRANSACTIONS (Details)									1 Months Ended	3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Oct. 22, 2019 USD ($)	Oct. 17, 2019 USD ($) $ / shares	Oct. 17, 2019 USD ($) $ / shares	Oct. 17, 2019 USD ($) $ / shares shares	Oct. 17, 2019 USD ($) $ / shares	Oct. 17, 2019 USD ($) $ / shares	Oct. 17, 2019 USD ($) item $ / shares	Oct. 17, 2019 USD ($) D $ / shares	Aug. 31, 2019 USD ($) shares	Jun. 30, 2021 USD ($) $ / shares	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2021 USD ($) $ / shares	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Dec. 14, 2020 USD ($) $ / shares
RELATED PARTY TRANSACTIONS
Gross proceeds												$ 135,240,000
Repayments of related party debt												93,798
Related party debt outstanding										$ 0			$ 0		$ 0
Exercise price per share | $ / shares										$ 11.50			$ 11.50		$ 11.50
Outstanding balance under the Note										$ 1,350,000			$ 1,350,000		$ 500,000
Founder Shares
RELATED PARTY TRANSACTIONS
Shares issued | shares									2,875,000
Gross proceeds									$ 25,000
Stock dividend per share | $ / shares					$ 0.2
Founder shares outstanding | shares				3,450,000
Threshold shares subject to forfeiture | shares				450,000
Percentage of outstanding shares collectively held by initial shareholders						20.00%
Founder shares not subject to forfeiture | shares				450,000
Founder Shares | Transfer of 50% of founder shares
RELATED PARTY TRANSACTIONS
Percentage of conditional transfer of founder shares						50.00%
Period after completion of business combination for transfer of founder shares		1 year
Threshold closing price of the ordinary shares | $ / shares					$ 12.50
Trading days			20					20
Trading day period commencing after a business combination							30	30
Founder Shares | Transfer of remaining 50% of founder shares
RELATED PARTY TRANSACTIONS
Percentage of conditional transfer of founder shares						50.00%
Period after completion of business combination for transfer of founder shares		1 year
Promissory Note - Related Party
RELATED PARTY TRANSACTIONS
Related party maximum borrowing capacity		$ 300,000	$ 300,000	$ 300,000	$ 300,000	$ 300,000	$ 300,000	$ 300,000
Repayments of related party debt	$ 93,798
Related party debt outstanding										0		0	0		0
Administrative Services Agreement
RELATED PARTY TRANSACTIONS
Monthly general and administrative services fee			3,000
General and administrative services fee incurred and paid										18,000	$ 18,000	9,000	18,000	$ 18,000	36,000
Related Party Loans
RELATED PARTY TRANSACTIONS
Threshold convertible working capital loans		$ 1,000,000	$ 1,000,000	$ 1,000,000	$ 1,000,000	$ 1,000,000	$ 1,000,000	$ 1,000,000
Exercise price per share | $ / shares		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Working capital loans outstanding												$ 0			0
Related Party Loans | Convertible Notes Payable
RELATED PARTY TRANSACTIONS
Aggregate principal amount																$ 500,000
Outstanding balance under the Note										500,000			500,000		$ 500,000
Aggregate fair market value										$ 1,350,000			$ 1,350,000
Related Party Loans | Convertible Notes Payable | Warrant [Member]
RELATED PARTY TRANSACTIONS
Maximum amount of note that may be converted																$ 500,000
Conversion price | $ / shares																$ 1.00